Vessels (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels (Table)

Period/ Year	Lease Commitment
July 1 to December 31, 2021	$ 16,964
2022	33,895
2023	24,890
2024	24,890
2025-2026	19,228

Minimum net lease payments	$ 119,867
Less: present value discount	(15,967)

Total Obligations under operating leases and Financial liability (current and non-current portion)	$ 103,900